Income Taxes (Tables)	3 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Individual components giving rise to the deferred tax assets are as follows:
Future tax benefits arising from net operating loss carryovers	$70,945

Less valuation allowance	(70,945)
Net deferred	$-